CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Consumer Staples - 4.1%
Food Retail - 4.1%
Kroger Co. (a)	137,148	$7,891,496

Financials - 14.7%
Asset Management & Custody Banks - 5.2%
Ameriprise Financial, Inc. (a)(b)	18,171	10,050,562

Consumer Finance - 4.5%
American Express Co. (a)	26,476	8,741,581

Investment Banking & Brokerage - 5.0%
Goldman Sachs Group, Inc. (a)	9,535	9,781,956
Total Financials		28,574,099

Health Care - 4.2%
Health Care Equipment - 4.2%
Abbott Laboratories (a)(b)	74,300	8,199,748

Industrials - 48.6% (c)
Aerospace & Defense - 4.8%
General Dynamics Corp. (a)	25,253	9,377,702

Data Processing & Outsourced Services - 4.9%
Broadridge Financial Solutions, Inc. (a)(b)	52,327	9,543,398

Electrical Components & Equipment - 9.0%
Eaton Corp. PLC (a)(b)	21,692	8,717,581
Hubbell, Inc. (a)(b)	19,088	8,646,864
		17,364,445
Human Resource & Employment Services - 5.2%
Automatic Data Processing, Inc. (a)(b)	35,174	10,065,392

Industrial Machinery & Supplies & Components - 19.4%
Illinois Tool Works, Inc. (a)(b)	32,951	9,073,717
Parker-Hannifin Corp. (a)(b)	11,579	11,340,936
Snap-on, Inc. (a)(b)	21,743	8,399,538
Xylem, Inc. (a)	80,740	8,890,281
		37,704,472
Trading Companies & Distributors - 5.3%
WW Grainger, Inc. (a)(b)	7,916	10,365,923
Total Industrials		94,421,332

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 22.6%
Electronic Manufacturing Services - 4.3%
TE Connectivity PLC (a)	40,425	$8,297,231

IT Consulting & Other Services - 4.4%
Accenture PLC - Class A (a)(b)	45,688	8,669,755

Semiconductors - 8.7%
Analog Devices, Inc. (a)(b)	23,013	8,333,928
Broadcom, Inc. (a)	22,998	8,517,079
		16,851,007
Systems Software - 5.2%
Microsoft Corp. (a)(b)	19,927	10,108,768
Total Information Technology		43,926,761

Materials - 4.3%
Specialty Chemicals - 4.3%
RPM International, Inc. (a)(b)	78,974	8,221,193
TOTAL COMMON STOCKS (Cost $175,893,076)		191,234,629

EXCHANGE TRADED FUNDS - 0.2%
Alpha Architect 1-3 Month Box ETF (d)(e)	3,338	394,118
TOTAL EXCHANGE TRADED FUNDS (Cost $375,984)		394,118

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.3%
First American Government Obligations Fund - Class X, 3.59% (f)	2,598,792	2,598,792
TOTAL MONEY MARKET FUNDS (Cost $2,598,792)		2,598,792

TOTAL INVESTMENTS - 100.0% (Cost $178,867,852)		$194,227,539
Liabilities in Excess of Other Assets - (0.0)% (g)		(61,579)
TOTAL NET ASSETS - 100.0%		$194,165,960

Percentages are stated as a percent of net assets.

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $68,341,393.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Non-income producing security.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(g)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
August 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)% (a)(b)(c)
Abbott Laboratories, Expiration: 09/04/2026; Exercise Price: $117.56	$(1,655,400)	(150)	$(759)
Accenture PLC, Expiration: 09/04/2026; Exercise Price: $203.73	(1,745,792)	(92)	(3,098)
American Express Co., Expiration: 09/04/2026; Exercise Price: $342.24	(1,782,918)	(54)	(2,263)
Ameriprise Financial, Inc., Expiration: 09/18/2026; Exercise Price: $563.89	(2,046,507)	(37)	(27,066)
Analog Devices, Inc., Expiration: 09/04/2026; Exercise Price: $399.23	(1,702,058)	(47)	(349)
Automatic Data Processing, Inc., Expiration: 09/04/2026; Exercise Price: $294.71	(2,031,736)	(71)	(5,150)
Broadcom, Inc., Expiration: 09/04/2026; Exercise Price: $419.65	(1,740,598)	(47)	(12,103)
Broadridge Financial Solutions, Inc., Expiration: 09/18/2026; Exercise Price: $189.23	(1,933,228)	(106)	(26,051)
Eaton Corp. PLC, Expiration: 09/04/2026; Exercise Price: $442.37	(1,768,272)	(44)	(854)
General Dynamics Corp., Expiration: 09/04/2026; Exercise Price: $394.64	(1,893,885)	(51)	(376)
Goldman Sachs Group, Inc., Expiration: 09/04/2026; Exercise Price: $1,059.46	(1,949,210)	(19)	(3,434)
Hubbell, Inc., Expiration: 09/18/2026; Exercise Price: $497.80	(1,766,700)	(39)	(6,754)
Illinois Tool Works, Inc., Expiration: 09/18/2026; Exercise Price: $293.71	(1,844,979)	(67)	(5,324)
Kroger Co., Expiration: 09/04/2026; Exercise Price: $57.14	(1,593,858)	(277)	(26,711)
Microsoft Corp., Expiration: 09/04/2026; Exercise Price: $498.52	(2,029,160)	(40)	(45,855)
Parker-hannifin Corp., Expiration: 09/18/2026; Exercise Price: $1,026.33	(2,252,712)	(23)	(16,076)
RPM International, Inc., Expiration: 09/18/2026; Exercise Price: $115.19	(1,665,600)	(160)	(10,014)
Snap-on, Inc., Expiration: 09/18/2026; Exercise Price: $402.97	(1,699,764)	(44)	(8,810)
TE Connectivity PLC, Expiration: 09/18/2026; Exercise Price: $216.18	(1,683,050)	(82)	(17,427)
WW Grainger, Inc., Expiration: 09/18/2026; Exercise Price: $1,320.76	(2,095,184)	(16)	(32,654)
Xylem, Inc., Expiration: 09/18/2026; Exercise Price: $118.36	(1,794,793)	(163)	(7,348)
TOTAL WRITTEN OPTIONS (Premiums received $435,334)			$(258,476)

Percentages are stated as a percent of net assets.

CASTELLAN TARGETED INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
August 31, 2026 (Unaudited)
(a) 100 shares per contract.
(b) Exchange-traded.
(c) FLexible EXchange® Options.

CASTELLAN TARGETED INCOME ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)
Castellan Targeted Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Common Stocks	$191,234,629	$—	$—	$191,234,629
Exchange Traded Funds	394,118	—	—	394,118
Money Market Funds	2,598,792	—	—	2,598,792
Total Investments	$194,227,539	$—	$—	$194,227,539

Liabilities:
Investments:
Written Options	$—	$(258,476)	$—	$(258,476)
Total Investments	$—	$(258,476)	$—	$(258,476)
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
TRANSACTIONS WITH AFFILIATES
Investments in issuers considered to be affiliate(s) of the Fund during the Current Fiscal Period for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for the Fund:

Alpha Architect 1-3 Month Box ETF
Value as of May 31, 2026	$377,522
Additions	58,952
Reductions	(46,336)
Realized Gain (Loss)	381
Net Change in Unrealized Appreciation (Depreciation)	3,599
Value as of August 31, 2026	$394,118

Shares as of August 31, 2026	3,338

Dividend/Interest Income	$—
Capital Gain Distributions	—